                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or quarter Ended:   December 31, 2001

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):   [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Leo Holdings, LLC
Address:       153 East 53rd Street, 26th Floor
               New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janeen D. Prosek
Title:   Chief Financial Officer
Phone:   (212) 521-5044

Signature, Place, and Date of Signing:

/s/ Janeen D. Prosek          New York, New York            February 14, 2002
--------------------          ------------------            -----------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              0

Form 13F Information Table Entry Total         51

Form 13F Information Table Value Total         $120,993
                                               (Thousands)

List of Other Included Managers:               None

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                               LEO HOLDINGS, LLC
               QUARTERLY REPORT DETAILING 13F ELIGIBLE SECURITIES
                              AS DECEMBER 31, 2001

                                                                                                                VOTING AUTHORITY
                                                                                                          -------------------------
                                                           Value     SHARES OR         INVESTMENT  OTHER
      Name of Issuer         Title of Class      Cusip    (x1000)    Prin. Amt.        DISCRETION MANAGERS  SOLE        SHARED NONE
-------------------------------------------------------------------------------------- --------------------------------------------
ADVANCEPCS                   COMMON STOCK      00790K109    2,935      100,000    SH      SOLE                  100,000
ALEXION PHARMACEUTICALS INC  SB NT CV 5.75%07  015351AB5    2,858    4,265,000    PRN     SOLE                4,265,000
ALLOS THERAPEUTICS INC       COMMON STOCK      019777101      555       80,000    SH      SOLE                   80,000
AMGEN INC                    COMMON STOCK      031162100   14,110      250,000    SH      SOLE                  250,000
APPLIED MOLECULAR            COMMON STOCK      03823E108    8,309      675,000    SH      SOLE                  675,000
ARGONAUT TECHNOLOGIES INC.   COMMON STOCK      040175101      798      190,000    SH      SOLE                  190,000
ASTRAZENECA PLC - ADR        SPONSORED ADR     046353108    4,660      100,000    SH      SOLE                  100,000
AVIRON                       CALL OPTION       0537629AH      493       50,000   CALL     SOLE                   50,000
BIOJECT MEDICAL TECHNOLOGY   COMMON STOCK      09059T206      236       18,749    SH      SOLE                   18,749
BIOTRANSPLANT INC.           COMMON STOCK      09066Y107       94       10,600    SH      SOLE                   10,600
BJ'S WHOLESALE CLUB INC      COMMON STOCK      05548J106    1,103       25,000    SH      SOLE                   25,000
BRISTOL MEYERS SQUIBB        COMMON STOCK      110122108    7,650      150,000    SH      SOLE                  150,000
CLOROX COMPANY               COMMON STOCK      189054109      435       11,000    SH      SOLE                   11,000
COSTCO WHOLESALE CORP        COMMON STOCK      22160K105      222        5,000    SH      SOLE                    5,000
CURAGEN CORP                 COMMON STOCK      23126R101    2,237      100,000    SH      SOLE                  100,000
CVS CORP                     COMMON STOCK      126650100      562       19,000    SH      SOLE                   19,000
DELIAS CORPORATION           CLASS A           24688Q101      186       30,000    SH      SOLE                   30,000
ENDOCARE INC                 COMMON STOCK      29264P104      224       12,500    SH      SOLE                   12,500
EPOCH PHARMACEUTICALS INC    COMMON STOCK      294273107      239       95,529    SH      SOLE                   95,529
FOOT LOCKER INC              COMMON STOCK      344849104      156       10,000    SH      SOLE                   10,000
GADZOOKS INC                 COMMON STOCK      362553109      311       22,600    SH      SOLE                   22,600
GENESCO INC                  COMMON STOCK      371532102      519       25,000    SH      SOLE                   25,000
GENZYME TRANSGENICS CORP     COMMON STOCK      37246E105      582      100,000    SH      SOLE                  100,000
HILFIGER TOMMY CORP          ORD               G8915Z102      344       25,000    SH      SOLE                   25,000
HYSEQ INC.                   COMMON STOCK      449163302    3,568      462,185    SH      SOLE                  462,185
IMMUNOGEN INC.               COMMON STOCK      45253H101      872       52,600    SH      SOLE                   52,600
INCARA PHARMACEUTICALS CORP  COMMON STOCK      45324E103      643      510,000    SH      SOLE                  510,000
INCYTE GENOMINCS INC         COMMON STOCK      45337C102    1,691       87,000    SH      SOLE                   87,000
KINDRED HEALTHCARE INC       COMMON STOCK      494580103      884       17,000    SH      SOLE                   17,000
KROGER CO                    COMMON STOCK      501044101      417       20,000    SH      SOLE                   20,000
LIMITED INC                  COMMON STOCK      532716107      206       14,000    SH      SOLE                   14,000
MANOR CARE INC               COMMON STOCK      564055101    4,742      200,000    SH      SOLE                  200,000
MATTEL INC                   COMMON STOCK      577081102      327       19,000    SH      SOLE                   19,000
MEDAREX INC.                 COMMON STOCK      583916101    1,347       75,000    SH      SOLE                   75,000
MEDIMMUNE INC.               COMMON STOCK      584699102    4,635      100,000    SH      SOLE                  100,000
MEDTRONIC INC                COMMON STOCK      585055106   12,802      250,000    SH      SOLE                  250,000
ORAPHARMA INC                COMMON STOCK      68554E106      449      100,000    SH      SOLE                  100,000
PHARMACIA CORPORATION        COMMON STOCK      71713U102    4,265      100,000    SH      SOLE                  100,000
PHILLIPS-VAN HEUSEN          COMMON STOCK      718592108      240       22,000    SH      SOLE                   22,000
PRAECIS PHARMACEUTICALS INC  COMMON STOCK      739421105    3,055      525,000    SH      SOLE                  525,000
RITE AID CORP                COMMON STOCK      767754104      152       30,000    SH      SOLE                   30,000
SKECHERS USA INC             COMMON STOCK      830566105      249       17,000    SH      SOLE                   17,000
STAAR SURGICAL CO            COMMON STOCK      852312305      193       50,000    SH      SOLE                   50,000
TITAN PHARMACEUTICALS INC    COMMON STOCK      888314101    7,357      750,000    SH      SOLE                  750,000
TOYS R US                    COMMON STOCK      892335100      519       25,000    SH      SOLE                   25,000
TRIANGLE PHARMACEUTICALS INC COMMON STOCK      89589H104    3,564      888,734    SH      SOLE                  888,734
UNITED SURGICAL PARTNERS     COMMON STOCK      913016309    7,403      350,000    SH      SOLE                  350,000
UROLOGIX INC.                COMMON STOCK      917273104   10,649      531,100    SH      SOLE                  531,100
VIROLOGIC INC                COMMON STOCK      92823R201      219       75,476    SH      SOLE                   75,476
VIROPHARMA INC               COMMON STOCK      928241108      459       20,000    SH      SOLE                   20,000
VISIBLE GENETICS             COMMON STOCK      92829S104      268       24,000    SH      SOLE                   24,000
Grand Total                                               120,993   11,685,073                               11,685,073